RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Mar. 31, 2024
Related Party [Abstract]
Schedule of remuneration of key management personnel
The remuneration of key management personnel for the years ended March 31, 2024 and 2023 are as follows:

	Year ended March 31,
	2024	2023
	$	$
Payroll, consulting and benefits(1)	6,406	5,966
Share-based compensation
Options	8,643	2,346
Warrants	—	3
Total	15,049	8,315
(1) For the year ended March 31, 2024, includes $5,145 presented in the consolidated statement of loss and comprehensive loss as a part of “General and administrative costs” and $1,261 presented in the consolidated statement of loss and comprehensive loss as a part of “Research”.